Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss Per Share
Basic weighted average shares outstanding	6,243,462,410	4,292,112,667	3,159,037,588
Dilutive weighted average shares outstanding	6,243,462,410	4,292,112,667	3,159,037,588